Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2022
Entity Registrant Name	JOHNSON MUTUAL FUNDS TRUST
Entity Central Index Key	0000892657
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Sep. 14, 2023
Document Effective Date	Sep. 15, 2023
Prospectus Date	Sep. 15, 2023
Johnson Equity Income Fund | Class I
Prospectus:
Trading Symbol	JEQIX
Johnson Equity Income Fund | Class S
Prospectus:
Trading Symbol	JEQSX
Johnson Opportunity Fund | Class I
Prospectus:
Trading Symbol	JOPPX
Johnson Opportunity Fund | Class S
Prospectus:
Trading Symbol	JOSSX
Johnson Institutional Core Bond Fund | Class I
Prospectus:
Trading Symbol	JIBFX
Johnson Institutional Core Bond Fund | Class F
Prospectus:
Trading Symbol	JIMFX
Johnson Institutional Core Bond Fund | Class S
Prospectus:
Trading Symbol	JIBSX